Revenue - Summary of Net Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 31,622	$ 24,285	$ 26,149
Total Revenues	33,428	26,032	28,079
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	31,622	24,285	26,149
Industrial Activities | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	31,622	24,285	26,149
Industrial Activities | Operating Segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	14,721	10,923	10,959
Industrial Activities | Operating Segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	3,081	2,170	2,768
Industrial Activities | Operating Segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	12,160	9,421	10,439
Industrial Activities | Operating Segments | Powertrain
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	4,419	3,629	4,117
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	(2,759)	(1,858)	(2,134)
Financial Services | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	1,870	1,823	2,011
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (64)	$ (76)	$ (81)